OTHER SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Schedule of FRBC Borrowings

The following table presents information regarding the FRBC borrowings as of June 30, 2021 and June 30, 2020:

FRB Discount Window Borrowings:

	June 30, 2021	June 30, 2020

	(Dollars in Thousands)
Ending balance	$—	$7,000
Average balance	456	2,592
Maximum month-end balance	5,875	24,800
Average interest rate	0.25%	0.25%
Weighted-average rate at period end	-%	0.25%